Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 30,079	£ 29,824
Charge for the year	(1,086)	(1,088)
Impairment losses	(367)	(438)
Ending Balance	14,318	30,079
Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	18,418	18,368
Ending Balance	0	18,418
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	42,489	41,838
Exchange adjustments	2,109	(157)
Capitalised development costs	317	346
Additions through business combinations	2,964
Other additions	775	1,594
Disposals and asset write-offs	(236)	(1,156)
Transfer to assets held for sale/distribution	(20,781)	(50)
Reclassifications	39	74
Ending Balance	27,676	42,489
Cost [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	18,626	18,613
Exchange adjustments	1,112	65
Capitalised development costs	0
Additions through business combinations	0
Other additions	0
Disposals and asset write-offs	0
Transfer to assets held for sale/distribution	(19,772)	(43)
Reclassifications	34	(9)
Ending Balance	0	18,626
Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9,631)	(9,254)
Exchange adjustments	(340)	65
Charge for the year	(1,135)	(1,181)
Disposals and asset write-offs	148	737
Transfer to assets held for sale/distribution	554	2
Ending Balance	(10,404)	(9,631)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,779)	(2,760)
Exchange adjustments	(141)	5
Impairment losses	(402)	(455)
Reversal of impairments	18	39
Disposals and asset write-offs	80	392
Transfer to assets held for sale/distribution	270
Ending Balance	(2,954)	(2,779)
Impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(208)	(245)
Exchange adjustments	(1)
Impairment losses	(17)
Reversal of impairments	0	37
Disposals and asset write-offs	0
Transfer to assets held for sale/distribution	226
Ending Balance	0	(208)
Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(12,410)
Ending Balance	(13,358)	(12,410)
Depreciation, amortisation, and impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(208)
Ending Balance	0	(208)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	964	1,053
Ending Balance	655	964
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,424	2,403
Exchange adjustments	63	(15)
Capitalised development costs	0
Additions through business combinations	0
Other additions	149	184
Disposals and asset write-offs	(203)	(221)
Transfer to assets held for sale/distribution	(513)	(1)
Reclassifications	39	74
Ending Balance	1,959	2,424
Computer software [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,369)	(1,322)
Exchange adjustments	(33)	13
Charge for the year	(204)	(225)
Disposals and asset write-offs	129	165
Transfer to assets held for sale/distribution	254
Ending Balance	(1,223)	(1,369)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(91)	(28)
Exchange adjustments	(2)
Impairment losses	(72)	(93)
Reversal of impairments	1
Disposals and asset write-offs	73	30
Transfer to assets held for sale/distribution	10
Ending Balance	(81)	(91)
Computer software [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,460)
Ending Balance	(1,304)	(1,460)
Licences And Franchises Amortised Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	10,697	10,403
Ending Balance	13,663	10,697
Licences And Franchises Amortised Brands [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	21,439	20,822
Exchange adjustments	934	(207)
Capitalised development costs	317	346
Additions through business combinations	2,964
Other additions	626	1,410
Disposals and asset write-offs	(33)	(935)
Transfer to assets held for sale/distribution	(496)	(6)
Reclassifications	(34)	9
Ending Balance	25,717	21,439
Licences And Franchises Amortised Brands [Member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(8,262)	(7,932)
Exchange adjustments	(307)	52
Charge for the year	(931)	(956)
Disposals and asset write-offs	19	572
Transfer to assets held for sale/distribution	300	2
Ending Balance	(9,181)	(8,262)
Licences And Franchises Amortised Brands [Member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,480)	(2,487)
Exchange adjustments	(138)	5
Impairment losses	(313)	(362)
Reversal of impairments	17	2
Disposals and asset write-offs	7	362
Transfer to assets held for sale/distribution	34
Ending Balance	(2,873)	(2,480)
Licences And Franchises Amortised Brands [Member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(10,742)
Ending Balance	£ (12,054)	£ (10,742)